Intangible assets	12 Months Ended
Dec. 31, 2013
Intangible assets
Intangible assets

10.                     Intangible assets - Intangible assets are comprised of contract backlog, which was recognized in connection with the adoption of push-down accounting. Detail is as follows:

	Average remaining
	contractual	2013		2012
	life		Accumulated		Accumulated
	(years)	Gross amount	amortization	Gross amount	amortization

Contract backlog (1)	1-8	$86,835	$77,378	$86,835	$54,911

(1)                       Using the income approach to determine fair values as of May 26, 2011, as a result of the adoption of push-down accounting.

For the years ended December 31, 2013 and 2012, and for the periods from May 26, 2011 to December 31, 2011 (Successor Registrant) and from January 1, 2011 to May 25, 2011 (Predecessor Registrant), amortization expense for this intangible asset was $22,467, $30,835, $24,075 and $1,178, respectively.

Future annual amortization expense for contract backlog is estimated to be as follows:

2014	$5,049
2015	2,658
2016	898
2017	346
2018	225
Thereafter	281

$9,457